Income tax (Movement of Valuation Allowance) (Details) - Valuation Allowance of Deferred Tax Assets [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning balance	¥ 728	¥ 1,190	¥ 2,435
Additions	5,301	135	1,023
Reversal	(349)	(597)	(2,268)
Ending balance	¥ 5,680	¥ 728	¥ 1,190